Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000131094
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend Fund
Class Name	Class A
Trading Symbol	PWDAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$225	2.25%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Dividend Fund
Without Load	8.44%	2.94%	2.27%
With Load	3.03%	1.90%	1.75%
Russell 1000® Total Return Index	23.88%	14.61%	12.51%
Russell 1000® Value Index	13.06%	9.01%	8.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 22,170,400	$ 22,170,400
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount	$ 252,382
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,170,400 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$252,382 Portfolio Turnover285%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.0%
Reit	3.7%
Short-Term Investments	11.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000148993
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend Fund
Class Name	Class C
Trading Symbol	PWDCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$300	3.00%

Expenses Paid, Amount	$ 300
Expense Ratio, Percent	3.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Donoghue Forlines Dividend Fund	Russell 1000® Total Return Index	Russell 1000® Value Index
Nov-2014	$10,000	$10,000	$10,000
Jun-2015	$9,504	$10,147	$9,962
Jun-2016	$9,787	$10,445	$10,247
Jun-2017	$10,674	$12,328	$11,838
Jun-2018	$10,774	$14,121	$12,640
Jun-2019	$10,073	$15,535	$13,710
Jun-2020	$8,445	$16,697	$12,498
Jun-2021	$11,437	$23,889	$17,958
Jun-2022	$10,798	$20,775	$16,733
Jun-2023	$10,411	$24,798	$18,664
Jun-2024	$11,206	$30,720	$21,101

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 25, 2014)
Donoghue Forlines Dividend Fund	7.63%	2.16%	1.19%
Russell 1000® Total Return Index	23.88%	14.61%	12.41%
Russell 1000® Value Index	13.06%	9.01%	8.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 25, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 22,170,400	$ 22,170,400
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount	$ 252,382
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,170,400 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$252,382 Portfolio Turnover285%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.0%
Reit	3.7%
Short-Term Investments	11.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000131095
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend Fund
Class Name	Class I
Trading Symbol	PWDIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$200	2.00%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Dividend Fund	8.76%	3.21%	2.53%
Russell 1000® Total Return Index	23.88%	14.61%	12.51%
Russell 1000® Value Index	13.06%	9.01%	8.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 22,170,400	$ 22,170,400
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount	$ 252,382
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,170,400 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$252,382 Portfolio Turnover285%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.0%
Reit	3.7%
Short-Term Investments	11.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000169555
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum Fund
Class Name	Class A
Trading Symbol	MOJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$225	2.25%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/23/2016)
Donoghue Forlines Momentum Fund
Without Load	28.31%	7.01%	6.58%
With Load	20.97%	5.76%	5.75%
Russell 1000® Total Return Index	23.88%	14.61%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 23, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 10,080,529	$ 10,080,529
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 21,239
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,080,529
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$21,239
Portfolio Turnover	214%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.2%
Reit	1.9%
Short-Term Investments	11.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.donoghueforlinesfunds.com
C000169556
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum Fund
Class Name	Class C
Trading Symbol	MOJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$300	3.00%

Expenses Paid, Amount	$ 300
Expense Ratio, Percent	3.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Donoghue Forlines Momentum Fund	Russell 1000® Total Return Index
Dec-2016	$10,000	$10,000
Jun-2017	$10,184	$10,812
Jun-2018	$11,021	$12,384
Jun-2019	$11,301	$13,625
Jun-2020	$8,747	$14,644
Jun-2021	$13,786	$20,952
Jun-2022	$11,654	$18,221
Jun-2023	$11,990	$21,749
Jun-2024	$15,280	$26,942

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/23/2016)
Donoghue Forlines Momentum Fund	27.44%	6.22%	5.80%
Russell 1000® Total Return Index	23.88%	14.61%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 10,080,529	$ 10,080,529
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 21,239
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,080,529
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$21,239
Portfolio Turnover	214%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.2%
Reit	1.9%
Short-Term Investments	11.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.donoghueforlinesfunds.com
C000169557
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum Fund
Class Name	Class I
Trading Symbol	MOJOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$200	2.00%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Donoghue Forlines Momentum Fund	Russell 1000® Total Return Index
Dec-2016	$10,000	$10,000
Jun-2017	$10,228	$10,812
Jun-2018	$11,180	$12,384
Jun-2019	$11,575	$13,625
Jun-2020	$9,063	$14,644
Jun-2021	$14,417	$20,952
Jun-2022	$12,308	$18,221
Jun-2023	$12,795	$21,749
Jun-2024	$16,457	$26,942

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/23/2016)
Donoghue Forlines Momentum Fund	28.62%	7.29%	6.85%
Russell 1000® Total Return Index	23.88%	14.61%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 10,080,529	$ 10,080,529
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 21,239
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,080,529
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$21,239
Portfolio Turnover	214%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.2%
Reit	1.9%
Short-Term Investments	11.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.donoghueforlinesfunds.com
C000193677
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Risk Managed Income Fund
Class Name	Class A
Trading Symbol	FLOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.37%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.37%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2017)
Donoghue Forlines Risk Managed Income Fund
Without Load	9.31%	3.18%	3.02%
With Load	3.81%	2.13%	2.20%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.75%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	5.24%	4.97%

Performance Inception Date		Dec. 27, 2017
Material Change Date	Jun. 30, 2024
AssetsNet	$ 88,326,990	$ 88,326,990
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 483,823
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$88,326,990
Number of Portfolio Holdings	10
Advisory Fee	$483,823
Portfolio Turnover	126%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.4%
Money Market Funds	0.5%
Collateral for Securities Loaned	3.8%
Fixed Income	98.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.donoghueforlinesfunds.com
C000193678
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Risk Managed Income Fund
Class Name	Class C
Trading Symbol	FLOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	2.12%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.12%
Line Graph [Table Text Block]
	Donoghue Forlines Risk Managed Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P LSTA U.S. Leveraged Loan 100 Index TR
Dec-2017	$10,000	$10,000	$10,000
Jun-2018	$9,989	$9,845	$10,189
Jun-2019	$10,324	$10,620	$10,619
Jun-2020	$10,020	$11,548	$10,570
Jun-2021	$10,869	$11,510	$11,560
Jun-2022	$10,561	$10,325	$11,072
Jun-2023	$10,632	$10,228	$12,376
Jun-2024	$11,381	$10,498	$13,710

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/27/2017)
Donoghue Forlines Risk Managed Income Fund	7.04%	1.97%	2.01%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.75%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	5.24%	4.97%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 88,326,990	$ 88,326,990
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 483,823
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$88,326,990
Number of Portfolio Holdings	10
Advisory Fee	$483,823
Portfolio Turnover	126%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.4%
Money Market Funds	0.5%
Collateral for Securities Loaned	3.8%
Fixed Income	98.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.donoghueforlinesfunds.com
C000193679
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Risk Managed Income Fund
Class Name	Class I
Trading Symbol	FLOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.12%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.12%
Line Graph [Table Text Block]
	Donoghue Forlines Risk Managed Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P LSTA U.S. Leveraged Loan 100 Index TR
Dec-2017	$10,000	$10,000	$10,000
Jun-2018	$10,066	$9,845	$10,189
Jun-2019	$10,462	$10,620	$10,619
Jun-2020	$10,260	$11,548	$10,570
Jun-2021	$11,246	$11,510	$11,560
Jun-2022	$11,026	$10,325	$11,072
Jun-2023	$11,210	$10,228	$12,376
Jun-2024	$12,134	$10,498	$13,710

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/27/2017)
Donoghue Forlines Risk Managed Income Fund	8.24%	3.01%	3.02%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.75%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	5.24%	4.97%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 88,326,990	$ 88,326,990
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 483,823
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$88,326,990
Number of Portfolio Holdings	10
Advisory Fee	$483,823
Portfolio Turnover	126%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.4%
Money Market Funds	0.5%
Collateral for Securities Loaned	3.8%
Fixed Income	98.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.donoghueforlinesfunds.com
C000199674
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Allocation Fund
Class Name	Class A
Trading Symbol	GTAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.34%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2018)
Donoghue Forlines Tactical Allocation Fund
Without Load	11.73%	3.15%	2.53%
With Load	6.13%	2.08%	1.68%
MSCI ACWI Net	19.37%	10.76%	9.72%
HFRU Hedge Fund Composite Index	6.12%	2.74%	2.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Apr. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 26,500,367	$ 26,500,367
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 75,416
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,500,367 Number of Portfolio Holdings10 Advisory Fee (net of waivers)$75,416 Portfolio Turnover199%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.1%
Open End Funds	5.6%
Short-Term Investments	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.donoghueforlinesfunds.com
C000199675
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Allocation Fund
Class Name	Class C
Trading Symbol	GLACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	2.09%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Donoghue Forlines Tactical Allocation Fund	MSCI ACWI Net	HFRU Hedge Fund Composite Index
Apr-2018	$10,000	$10,000	$10,000
Jun-2018	$9,896	$10,118	$10,008
Jun-2019	$9,912	$10,700	$10,034
Jun-2020	$9,173	$10,926	$9,830
Jun-2021	$11,056	$15,215	$11,021
Jun-2022	$9,342	$12,819	$10,428
Jun-2023	$10,052	$14,938	$10,824
Jun-2024	$11,149	$17,832	$11,486

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2018)
Donoghue Forlines Tactical Allocation Fund	10.91%	2.38%	1.76%
MSCI ACWI Net	19.37%	10.76%	9.72%
HFRU Hedge Fund Composite Index	6.12%	2.74%	2.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Apr. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 26,500,367	$ 26,500,367
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 75,416
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,500,367 Number of Portfolio Holdings10 Advisory Fee (net of waivers)$75,416 Portfolio Turnover199%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.1%
Open End Funds	5.6%
Short-Term Investments	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.donoghueforlinesfunds.com
C000199676
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Allocation Fund
Class Name	Class I
Trading Symbol	GTAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Donoghue Forlines Tactical Allocation Fund	MSCI ACWI Net	HFRU Hedge Fund Composite Index
Apr-2018	$10,000	$10,000	$10,000
Jun-2018	$9,917	$10,118	$10,008
Jun-2019	$10,043	$10,700	$10,034
Jun-2020	$9,388	$10,926	$9,830
Jun-2021	$11,419	$15,215	$11,021
Jun-2022	$9,746	$12,819	$10,428
Jun-2023	$10,601	$14,938	$10,824
Jun-2024	$11,870	$17,832	$11,486

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2018)
Donoghue Forlines Tactical Allocation Fund	11.97%	3.40%	2.79%
MSCI ACWI Net	19.37%	10.76%	9.72%
HFRU Hedge Fund Composite Index	6.12%	2.74%	2.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Apr. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 26,500,367	$ 26,500,367
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 75,416
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,500,367 Number of Portfolio Holdings10 Advisory Fee (net of waivers)$75,416 Portfolio Turnover199%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.1%
Open End Funds	5.6%
Short-Term Investments	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.donoghueforlinesfunds.com
C000091243
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Income Fund
Class Name	Class A
Trading Symbol	PWRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.77%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.77%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Tactical Income Fund
Without Load	5.72%	- 0.03%	0.66%
With Load	0.39%	- 1.05%	0.14%
Bloomberg Global Aggregate Index	0.92%	- 2.02%	- 0.42%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 70,768,995	$ 70,768,995
Holdings Count | Holding	7	7
Advisory Fees Paid, Amount	$ 627,344
InvestmentCompanyPortfolioTurnover	340.00%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Fixed Income	98.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.donoghueforlinesfunds.com
C000091244
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Income Fund
Class Name	Class C
Trading Symbol	PWRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$252	2.52%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.52%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 25, 2014)
Donoghue Forlines Tactical Income Fund	4.95%	- 0.92%	0.16%
Bloomberg Global Aggregate Index	0.92%	- 2.02%	- 0.06%

Performance Inception Date		Nov. 25, 2014
Material Change Date	Jun. 30, 2024
AssetsNet	$ 70,768,995	$ 70,768,995
Holdings Count | Holding	7	7
Advisory Fees Paid, Amount	$ 627,344
InvestmentCompanyPortfolioTurnover	340.00%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Fixed Income	98.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.donoghueforlinesfunds.com
C000091245
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Income Fund
Class Name	Class I
Trading Symbol	PWRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$152	1.52%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.52%
Line Graph [Table Text Block]
	Donoghue Forlines Tactical Income Fund	Bloomberg Global Aggregate Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,643	$9,290
Jun-2016	$9,807	$10,115
Jun-2017	$10,304	$9,895
Jun-2018	$10,256	$10,029
Jun-2019	$10,826	$10,615
Jun-2020	$10,227	$11,063
Jun-2021	$10,993	$11,355
Jun-2022	$10,019	$9,623
Jun-2023	$10,254	$9,496
Jun-2024	$10,862	$9,584

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Tactical Income Fund	5.93%	0.07%	0.83%
Bloomberg Global Aggregate Index	0.92%	- 2.02%	- 0.42%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 70,768,995	$ 70,768,995
Holdings Count | Holding	7	7
Advisory Fees Paid, Amount	$ 627,344
InvestmentCompanyPortfolioTurnover	340.00%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Fixed Income	98.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.donoghueforlinesfunds.com